Forward Purchase Agreement (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Nov. 10, 2022	Dec. 31, 2022	May 26, 2023
Forward Purchase Agreement (Details) [Line Items]
Purchase agreement (in Dollars)		$ 29,135
Reset price percentage		92.50%
Price per share		$ 10
Product price per share		$ 0.05
Purchase Agreement shares (in Shares)	500,000
Fair value additional expense (in Dollars)		$ 270
Class A Common Stock [Member]
Forward Purchase Agreement (Details) [Line Items]
Redeem shares agreement (in Shares)		2,873,728
Price per share		$ 2.5	$ 1.25